Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Schedule of Debt Maturities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Debt Maturities [Line Items]
2023 Sep 1 - Dec 31	$ 178,002	$ 21,631
2024	22,482	161,688
2025	2,848	890
2026	890	890
2027	890	890
Thereafter	6,183	6,601
Total	211,295	192,590	$ 177,692
Debt [Member]
Schedule of Debt Maturities [Line Items]
2023 Sep 1 - Dec 31	178,002	21,631
2024	22,482	161,688
2025	2,848	890
2026	890	890
2027	890	890
Thereafter	6,183	6,601
Total	$ 211,295	$ 192,590